Significant transactions - Empire Insurance Company (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business combination
Disposal group including discontinued operations percentage of stock sold	100.00%
Gain (loss) on disposition of business		$ 0.9	$ 0.0	$ 0.0
Runoff & Other | Empire
Business combination
Proceeds from divestiture of businesses	$ 11.4
Gain (loss) on disposition of business	$ 0.9